Revenue - Schedule of Revenue Based on Operations (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Revenue Based on Operations [Line Items]
Gross Sales	$ 17,016,822	$ 6,124,077
Net Sales	15,427,409	6,023,160
Subscription package revenue [Member]
Schedule of Revenue Based on Operations [Line Items]
Gross Sales	13,812,977	4,028,469
Rental revenue [Member]
Schedule of Revenue Based on Operations [Line Items]
Gross Sales	3,199,573	2,094,340
Reservation revenue [Member]
Schedule of Revenue Based on Operations [Line Items]
Gross Sales	4,272	1,268
Sales discount [Member]
Schedule of Revenue Based on Operations [Line Items]
Net Sales	(1,585,352)	(97,041)
Sales refunds [Member]
Schedule of Revenue Based on Operations [Line Items]
Net Sales	$ (4,061)	$ (3,876)